Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 26,273	¥ 20,236
Accumulated benefit obligations	26,273	18,706
Fair value of plan assets	10,417	5,475
Foreign Offices and Subsidiaries, Pension Benefits and Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	78,640	110,315
Accumulated benefit obligations	68,277	101,053
Fair value of plan assets	¥ 34,679	¥ 65,879